Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Certain of our businesses in Panama and the Dominican Republic are partially owned by governments either directly or through state-owned institutions. In the ordinary course of business, these businesses enter into energy purchase and sale transactions, and transmission agreements with other state-owned institutions which are controlled by such governments. At two of our generation businesses in Mexico, the offtakers exercise significant influence, but not control, through representation on these businesses' Boards of Directors. These offtakers are also required to hold a nominal ownership interest in such businesses. Furthermore, in 2021, the Company began construction projects with Fluence relating to energy storage. These related party transactions primarily present themselves as construction in progress as seen below. Additionally, the Company provides certain support and management services to several of its affiliates under various agreements.
The Company's Consolidated Statements of Operations included the following transactions with related parties for the periods indicated (in millions):

Years Ended December 31,	2022	2021	2020
Revenue—Non-Regulated	$1,093	$1,159	$1,506
Cost of Sales—Non-Regulated	352	324	504
Interest income	10	12	20
Interest expense	95	88	131
The following table summarizes the balance sheet accounts with related parties included in the Company's Consolidated Balance Sheets as of the periods indicated (in millions):

December 31,	2022	2021
Receivables from related parties	$484	$131
Accounts and notes payable to related parties (1)	1,264	1,421
Construction in progress	714	134
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(1)Includes $1 billion of debt to Mong Duong Finance Holdings B.V., an SPV accounted for as an equity affiliate as of December 31, 2022 (see Note 11—Debt). For the December 31, 2021 balance, the debt balance at the SPV was classified to held-for-sale liabilities on the Consolidated Balance Sheet.